OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
OPTIONS
Schedule of Options granted and outstanding
	Options	Weighted Average Exercise price	Weighted Average Remaining Contract Life	Granted Options Exercisable	Intrinsic value
Outstanding at October 31, 2020	7,917,650	0.15	6.06	$5,765,680	$3,627,845
Granted	41,250	0.64	--	--	--
Exercised	--	--	--	--	--
Forfeited/Expired by termination	--	--	--	--	--
Outstanding at October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited/Expired by termination	--	--	--	--	--
Outstanding at January 31, 2022	7,958,900	0.15	4.91	$6,112,670	$1,453,884

			Weighted
		Weighted	Average
		Average	Remaining	Granted
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at Year Ended October 31, 2019	7,581,400	0.13	7.19	5,470,540	$1,827,117
Granted	336,250	0.56	9.50	--	--
Exercised	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Year Ended October 31, 2020	7,917,650	0.15	6.16	5,765,680	3,627,845
Granted	41,250	0.64	9.63	--	--
Exercised	-	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at Yar Ended October 31, 2021	7,958,900	0.15	5.16	6,081,250	$3,805,201